Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Total	Issued share capital	Share premium account	Treasury Shares/own shares	Other reserves	Cash flow hedging reserve	Foreign currency translation reserve	Retained income	Non-controlling interests
Beginning balance at Dec. 31, 2019	$ 19,635		$ 19,028	$ 336	$ 7,493	$ (360)	$ 411	$ 0	$ (202)	$ 11,350	$ 607
Group profit for the financial year	1,165	[1],[2]	1,122							1,122	43
Other comprehensive income	425		393						408	(15)	32
Total comprehensive income for the financial year	1,590		1,515						408	1,107	75
Share-based payment expense	96		96				96
Shares acquired by CRH plc (Treasury Shares)	(220)		(220)			(220)
Treasury Shares/own shares reissued	0		0			8				(8)
Shares acquired by Employee Benefit Trust (own shares)	(29)		(29)			(29)
Shares distributed under the Performance Share Plan Awards	0		0			65	(65)
Cancellation of Treasury Shares	0		0	(2)		150	2			(150)
Tax relating to share-based payment expense	1		1							1
Share option exercises	6		6							6
Dividends	(725)		(710)							(710)	(15)
Disposal of non-controlling interests	(6)		0								(6)
Transactions involving non-controlling interests	0		(31)							(31)	31
Ending balance at Dec. 31, 2020	20,348		19,656	334	7,493	(386)	444	0	206	11,565	692
Group profit for the financial year	2,621	[1],[2]	2,565							2,565	56
Other comprehensive income	(84)		(49)						(303)	254	(35)
Total comprehensive income for the financial year	2,537		2,516						(303)	2,819	21
Share-based payment expense	110		110				110
Shares acquired by CRH plc (Treasury Shares)	(1,161)		(1,161)			(880)				(281)
Treasury Shares/own shares reissued	0		0			19				(19)
Shares acquired by Employee Benefit Trust (own shares)	(16)		(16)			(16)
Shares distributed under the Performance Share Plan Awards	0		0			117	(117)
Reduction in Share Premium	0		0		(7,493)					7,493
Cancellation of Income Shares	0		0	(16)						16
Cancellation of Treasury Shares	0		0	(8)		951	8			(951)
Tax relating to share-based payment expense	24		24							24
Share option exercises	13		13							13
Dividends	(941)		(909)							(909)	(32)
Ending balance at Dec. 31, 2021	20,914		20,233	310	0	(195)	445	0	(97)	19,770	681
Group profit for the financial year	3,874		3,847							3,847	27
Other comprehensive income	(373)		(327)					66	(595)	202	(46)
Total comprehensive income for the financial year	3,501		3,520					66	(595)	4,049	(19)
Reclassifications	0		0					35		(35)
Share-based payment expense	101		101				101
Shares acquired by CRH plc (Treasury Shares)	(1,153)		(1,153)			(1,170)				17
Treasury Shares/own shares reissued	0		0			24				(24)
Shares acquired by Employee Benefit Trust (own shares)	(8)		(8)			(8)
Shares distributed under the Performance Share Plan Awards	0		0			173	(173)
Cancellation of Treasury Shares	0		0	(7)		879	7			(879)
Hedging gains transferred to inventory	(96)		(96)					(96)
Tax relating to cash flow hedges	17		17							17
Tax relating to share-based payment expense	(3)		(3)							(3)
Share option exercises	11		11							11
Dividends	(944)		(931)							(931)	(13)
Transactions involving non-controlling interests	(3)		0							0	(3)
Ending balance at Dec. 31, 2022	$ 22,337		$ 21,691	$ 303	$ 0	$ (297)	$ 380	$ 5	$ (692)	$ 21,992	$ 646

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.